John Hancock
Equity Income Fund
Quarterly portfolio holdings 11/30/2024

Fund’s investments
As of 11-30-24 (unaudited)
	Shares	Value
Common stocks 98.3%		$1,766,013,163
(Cost $1,112,412,807)
Communication services 3.9%		70,876,237
Diversified telecommunication services 0.4%
AT&T, Inc.	90,999	2,107,537
Verizon Communications, Inc.	121,641	5,393,562
Entertainment 1.2%
The Walt Disney Company	182,622	21,452,606
Media 2.3%
Comcast Corp., Class A	259,443	11,205,343
News Corp., Class A	996,957	29,260,688
News Corp., Class B	45,388	1,456,501
Consumer discretionary 2.3%		41,750,066
Broadline retail 0.2%
Kohl’s Corp. (A)	237,488	3,555,195
Hotels, restaurants and leisure 1.1%
Las Vegas Sands Corp.	384,885	20,421,998
Leisure products 0.5%
Mattel, Inc. (B)	437,346	8,318,321
Specialty retail 0.5%
The Home Depot, Inc.	7,200	3,089,736
The TJX Companies, Inc.	50,639	6,364,816
Consumer staples 8.9%		159,822,960
Beverages 0.1%
Keurig Dr. Pepper, Inc.	62,900	2,053,685
Consumer staples distribution and retail 1.6%
Dollar General Corp.	64,900	5,014,823
Walmart, Inc.	257,260	23,796,550
Food products 1.5%
Conagra Brands, Inc.	399,162	10,996,913
Mondelez International, Inc., Class A	13,276	862,276
Tyson Foods, Inc., Class A	235,684	15,201,618
Household products 2.2%
Colgate-Palmolive Company	111,504	10,774,632
Kimberly-Clark Corp.	203,400	28,343,790
Personal care products 1.7%
Kenvue, Inc.	1,288,451	31,025,900
Tobacco 1.8%
Philip Morris International, Inc.	238,635	31,752,773
Energy 9.2%		164,931,208
Energy equipment and services 0.7%
Baker Hughes Company	58,900	2,588,655
Schlumberger, Ltd.	221,700	9,741,498
Oil, gas and consumable fuels 8.5%
Chevron Corp.	23,456	3,798,230
ConocoPhillips	152,717	16,545,360
Enbridge, Inc.	168,457	7,307,665
EOG Resources, Inc.	81,045	10,800,057
EQT Corp.	279,162	12,685,121
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Expand Energy Corp.	35,700	$3,532,872
Exxon Mobil Corp.	236,373	27,882,559
Hess Corp.	3,897	573,560
South Bow Corp. (B)	33,984	885,283
South Bow Corp. (B)	162,400	4,238,489
Suncor Energy, Inc.	340,400	13,438,992
TC Energy Corp.	154,722	7,570,547
The Williams Companies, Inc.	208,682	12,212,071
TotalEnergies SE	535,619	31,130,249
Financials 23.6%		423,278,517
Banks 9.7%
Bank of America Corp.	376,410	17,883,239
Citigroup, Inc.	358,537	25,409,517
Fifth Third Bancorp	357,200	17,167,032
Huntington Bancshares, Inc.	1,438,654	25,910,159
JPMorgan Chase & Co.	114,128	28,500,044
U.S. Bancorp	332,886	17,739,495
Wells Fargo & Company	548,109	41,749,463
Capital markets 2.2%
Morgan Stanley	39,747	5,231,103
State Street Corp.	18,700	1,842,137
The Charles Schwab Corp.	396,751	32,835,113
Financial services 3.2%
Apollo Global Management, Inc.	36,391	6,369,517
Equitable Holdings, Inc.	559,112	26,965,972
Fiserv, Inc. (B)	107,083	23,661,060
Insurance 8.5%
American International Group, Inc.	432,134	33,222,462
Chubb, Ltd.	121,191	34,991,477
Loews Corp.	225,847	19,587,710
MetLife, Inc.	435,446	38,419,401
The Hartford Financial Services Group, Inc.	209,177	25,793,616
Health care 15.2%		273,813,825
Biotechnology 0.4%
AbbVie, Inc.	21,480	3,929,336
Biogen, Inc. (B)	24,977	4,012,056
Health care equipment and supplies 4.1%
Becton, Dickinson and Company	123,929	27,499,845
GE HealthCare Technologies, Inc.	34,788	2,895,057
Medtronic PLC	188,265	16,292,453
Zimmer Biomet Holdings, Inc.	238,081	26,688,880
Health care providers and services 5.8%
Cardinal Health, Inc.	23,184	2,834,012
Centene Corp. (B)	41,253	2,475,180
CVS Health Corp.	311,014	18,614,188
Elevance Health, Inc.	79,943	32,533,603
Humana, Inc.	9,100	2,697,058
The Cigna Group	52,977	17,895,631
UnitedHealth Group, Inc.	44,780	27,324,756
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

	Shares	Value
Health care (continued)
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	17,300	$9,162,599
Pharmaceuticals 4.4%
AstraZeneca PLC, ADR	204,541	13,831,062
Bristol-Myers Squibb Company	182,006	10,778,395
Johnson & Johnson	102,641	15,910,381
Merck & Company, Inc.	44,701	4,543,410
Pfizer, Inc.	276,553	7,248,454
Sanofi SA	128,593	12,489,875
Viatris, Inc.	1,081,558	14,157,594
Industrials 12.6%		226,319,682
Aerospace and defense 4.6%
General Electric Company	186,287	33,934,040
L3Harris Technologies, Inc.	132,564	32,643,885
The Boeing Company (B)	106,391	16,537,417
Air freight and logistics 1.0%
United Parcel Service, Inc., Class B	133,557	18,126,356
Electrical equipment 0.9%
GE Vernova, Inc. (B)	21,506	7,185,585
Rockwell Automation, Inc.	30,400	8,972,256
Ground transportation 1.3%
CSX Corp.	305,900	11,180,645
Norfolk Southern Corp.	39,389	10,865,456
Union Pacific Corp.	3,436	840,652
Industrial conglomerates 1.6%
3M Company	45,415	6,064,265
Honeywell International, Inc.	17,200	4,006,396
Siemens AG	96,237	18,694,771
Machinery 2.3%
AGCO Corp.	34,516	3,493,364
Cummins, Inc.	34,215	12,831,994
Fortive Corp.	22,600	1,792,858
Stanley Black & Decker, Inc.	261,429	23,384,824
Passenger airlines 0.9%
Southwest Airlines Company	487,173	15,764,918
Information technology 8.7%		156,095,967
Communications equipment 0.3%
Cisco Systems, Inc.	93,867	5,557,865
Electronic equipment, instruments and components 1.1%
TE Connectivity PLC	125,240	18,926,269
IT services 0.8%
Accenture PLC, Class A	41,255	14,949,574
Semiconductors and semiconductor equipment 4.0%
Advanced Micro Devices, Inc. (B)	40,800	5,596,740
Applied Materials, Inc.	67,845	11,853,200
Intel Corp.	254,200	6,113,510
Qualcomm, Inc.	203,655	32,285,427
Texas Instruments, Inc.	83,937	16,873,855
Software 1.8%
Adobe, Inc. (B)	3,400	1,754,162
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Microsoft Corp.	59,238	$25,084,923
Salesforce, Inc.	15,000	4,949,850
Technology hardware, storage and peripherals 0.7%
Samsung Electronics Company, Ltd.	308,993	12,150,592
Materials 3.5%		62,703,872
Chemicals 1.5%
CF Industries Holdings, Inc.	303,914	27,248,929
Containers and packaging 1.8%
International Paper Company	533,126	31,363,803
Paper and forest products 0.2%
West Fraser Timber Company, Ltd.	41,333	4,091,140
Real estate 4.1%		73,193,540
Industrial REITs 0.4%
Rexford Industrial Realty, Inc.	181,700	7,645,936
Office REITs 0.1%
Vornado Realty Trust	26,846	1,155,720
Residential REITs 1.4%
Equity Residential	329,431	25,254,180
Specialized REITs 2.2%
Rayonier, Inc.	404,572	12,893,710
Weyerhaeuser Company	813,515	26,243,994
Utilities 6.3%		113,227,289
Electric utilities 2.9%
NextEra Energy, Inc.	162,043	12,747,923
PG&E Corp.	147,400	3,188,262
The Southern Company	411,581	36,684,215
Gas utilities 0.2%
Atmos Energy Corp.	24,600	3,722,472
Multi-utilities 3.2%
Ameren Corp.	217,676	20,546,438
Dominion Energy, Inc.	295,069	17,335,304
NiSource, Inc.	89,350	3,403,342

Sempra	166,535	15,599,333
Preferred securities 1.0%		$18,569,725
(Cost $22,713,192)
Consumer discretionary 0.5%		9,071,893
Automobiles 0.5%
Dr. Ing. h.c. F. Porsche AG (A)(C)	55,484	3,478,946
Volkswagen AG	65,243	5,592,947
Industrials 0.3%		6,330,855
Aerospace and defense 0.3%
The Boeing Company, 6.000%	114,296	6,330,855
Utilities 0.2%		3,166,977
Electric utilities 0.2%
NextEra Energy, Inc., 6.926% (A)	72,955	3,166,977

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

	Yield (%)	Shares	Value
Short-term investments 0.8%			$14,792,406
(Cost $14,788,494)
Short-term funds 0.8%			14,792,406
John Hancock Collateral Trust (D)	4.4849(E)	657,356	6,575,339
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.5825(E)	5,723	5,723
T. Rowe Price Government Reserve Fund	4.6513(E)	8,211,344	8,211,344

Total investments (Cost $1,149,914,493) 100.1%	$1,799,375,294
Other assets and liabilities, net (0.1%)	(1,756,046)
Total net assets 100.0%	$1,797,619,248

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 11-30-24. The value of securities on loan amounted to $8,652,371. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $3,152,880 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 11-30-24.
The fund had the following country composition as a percentage of net assets on 11-30-24:
United States	87.7%
Ireland	2.8%
France	2.4%
Canada	2.1%
Switzerland	2.0%
Germany	1.5%
Other countries	1.5%
TOTAL	100.0%
6	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$70,876,237	$70,876,237	—	—
Consumer discretionary	41,750,066	41,750,066	—	—
Consumer staples	159,822,960	159,822,960	—	—
Energy	164,931,208	133,800,959	$31,130,249	—
Financials	423,278,517	423,278,517	—	—
Health care	273,813,825	261,323,950	12,489,875	—
Industrials	226,319,682	207,624,911	18,694,771	—
Information technology	156,095,967	143,945,375	12,150,592	—
Materials	62,703,872	62,703,872	—	—
Real estate	73,193,540	73,193,540	—	—
Utilities	113,227,289	113,227,289	—	—
Preferred securities
Consumer discretionary	9,071,893	—	9,071,893	—
Industrials	6,330,855	6,330,855	—	—
Utilities	3,166,977	3,166,977	—	—
Short-term investments	14,792,406	14,792,406	—	—
Total investments in securities	$1,799,375,294	$1,715,837,914	$83,537,380	—
|	7

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	657,356	$6,404,184	$93,603,777	$(93,435,105)	$594	$1,889	$25,038	—	$6,575,339
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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